Variable Interest Entities (VIEs) (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Sale and Leaseback Arrangements

The following table gives a summary of the sale and leaseback arrangements, as at June 30, 2018:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option (In $ millions)		Month of last repurchase Option*
West Taurus	Nov 2008	850	418	Feb 2015	149	(1)	Nov 2023
West Hercules	Oct 2008	850	580	Aug 2011	135	(1)	Aug 2023
West Linus	June 2013	600	370	June 2018	170	(2)	June 2028

(1)	Purchase obligations at the end of the 15-year lease period
(2)	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for $100 million if we do not exercise the final repurchase option

Summary of Bareboat Charter Rates per Day Based on Base LIBOR Interest Rate for Next Five Years

A summary of the bareboat charter rates per day for each unit is given below.

	(In $ thousands)
Unit	2018	2019	2020	2021	2022	2023
West Taurus	112	103	101	97	96	181
West Hercules	118	101	100	96	96	184
West Linus	158	122	99	99	93	189

Assets and Liabilities in Statutory Accounts of VIEs

The assets and liabilities in the financial statements of the VIEs as at June 30, 2018 and as at December 31, 2017 are as follows:

	As at June 30, 2018			As at December 31, 2017
(In $ millions)	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	326	316	414	335	326	431
Amount due from related parties	3	4	—	4	4	—
Other assets	6	6	7	6	6	8

Total assets of the VIEs	335	326	421	345	336	439

Short-term interest bearing debt	19	28	45	226	27	48
Long-term interest bearing debt	196	210	240	—	224	261
Other liabilities	10	10	—	3	2	—
Short-term amounts due to related parties	—	—	12	—	—	4
Long-term debt due to related parties	106	73	115	113	80	121

Total liabilities of the VIEs	331	321	412	342	333	434

Equity of the VIEs	4	5	9	3	3	5

Book value of units in the Company’s consolidated financial statements	373	525	504	385	508	515